SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS

DWS Short Duration Fund
Due to the upcoming retirement of Rick Smith, Portfolio Manager of the fund, the following information replaces the existing disclosure contained under the “Portfolio Manager(s)” sub-heading under the “MANAGEMENT” heading in the summary section of the fund’s prospectus.
Rick Smith, CFA, Senior Portfolio Manager Fixed Income. Portfolio Manager of the fund through June 30, 2022. Began managing the fund in 2016.
Thomas J. Sweeney, CFA, Head of Investment Strategy Fixed Income. Portfolio Manager of the fund. Began managing the fund in 2017.
Jeff Morton, CFA, Portfolio Manager Fixed Income. Portfolio Manager of the fund. Began managing the fund in 2017.
Lonnie Fox, Senior Portfolio Manager & Team Lead Fixed Income. Portfolio Manager of the fund effective July 1, 2022.
Due to the upcoming retirement of Rick Smith, Portfolio Manager of the fund, the following information replaces the existing similar disclosure relating to the fund contained under the “MANAGEMENT” sub-heading in the “Fund Details” section of the fund’s prospectus.
The following Portfolio Managers are jointly and primarily responsible for the day-to-day management of the fund.
Rick Smith, CFA, Senior Portfolio Manager Fixed Income. Portfolio Manager of the fund through June 30, 2022. Began managing the fund in 2016.
◾
Joined DWS in 2004 with 21 years of industry experience. Prior to joining, he served 11 years as a Fixed Income Investment Grade Portfolio Manager at MFS Investments. Previously, he worked as a Research Analyst at Salomon Brothers.
◾
Senior Portfolio Manager: New York.
◾
BA in Economics, Vassar College; MBA in Finance, Vanderbilt University.
Thomas J. Sweeney, CFA, Head of Investment Strategy Fixed Income. Portfolio Manager of the fund. Began managing the fund in 2017.
◾
Joined DWS in 2005 with 4 years of industry experience. Prior to his current role, he served as a structured trader. Previously, he worked in the Technology division. Before joining, he developed portfolio analytics systems at Merrill Lynch as a part of their Private Investors Technology Group.
◾
Portfolio Manager / Structured Finance Sector Head: New York
◾
BS in Computer Science, Rutgers College.
Jeff Morton, CFA, Portfolio Manager Fixed Income. Portfolio Manager of the fund. Began managing the fund in 2017.
◾
Joined DWS in 2011 with 13 years of industry experience. Prior to joining, he served as a Portfolio Manager at Fischer Francis Trees and Watts. Previously, he worked as a Vice President at Credit Suisse and at Blackrock.
◾
Fixed Income Portfolio Manager: New York.
◾
BS in Major Industrial Management and Economics, Carnegie Mellon University.
Lonnie Fox, Senior Portfolio Manager & Team Lead Fixed Income. Portfolio Manager of the fund effective July 1, 2022.
◾
Joined DWS in 2004. Prior to his current role, he worked as a high yield credit analyst. Prior to joining, he served as a business analyst at Deloitte Consulting.
◾
Portfolio Manager for High Yield Strategies: New York.
◾
BS, Cornell University; MBA in Finance and Strategy, New York University, Stern School of Business.
Please Retain This Supplement for Future Reference
April 18, 2022
PROSTKR22-35